Fair Value of Financial Instruments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 86,569	$ 45,538	$ 40,529	$ 39,204
Cash and cash equivalents - Fair Value	86,569	45,538
Accounts receivable, net - Book Value	21,503	29,122
Accounts receivable, net - Fair Value	21,503	29,122
Accounts payable - Book Value	(18,500)	(34,747)
Accounts payable - Fair Value	(18,500)	(34,747)
Senior notes - Book Value	(290,000)	(200,000)
Senior notes - Fair Value	(314,650)	(198,200)
Capital lease obligations - Book Value	(23,759)	(25,112)
Capital lease obligations - Fair Value	(23,759)	(25,112)
Long-term debt, including current portion - Book Value	(528)	(598)
Long-term debt, including current portion - Fair Value	$ (528)	$ (598)